Revenue and operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of disaggregates revenue

	For the year ended December 31,
(SEK in thousands)	2025	2024
External revenue by service:
Transport services	430,494	323,801
Rental income	27,346	64,576
Total revenue	457,840	388,377

Schedule of revenue by geographic area

	For the year ended December 31,
(SEK in thousands)	2025	2024
Sweden	160,633	120,974
United States	123,381	151,680
Germany	91,296	69,378
All other countries	82,530	46,345
Total revenue	457,840	388,377

Schedule of revenue performance obligations

	As of December 31,
(SEK in thousands)	2025	2024
Remaining performance obligations for customer contracts	2,023,138	2,507,032

Schedule of Maturity analysis for lease payments

	For the year ended December 31,
(SEK in thousands)	2025	2024
Year 1	34,071	62,125
Year 2	43,003	34,936
Year 3	39,016	28,666
Year 4	30,114	19,653
Year 5	17,177	9,051
Year 6 and thereafter	216	678
Total	163,596	155,109

Schedule of geographical location

	As of December 31,
(SEK in thousands)	2025	2024
Sweden	459,502	488,830
United States	623,046	834,603
Germany	169,704	78,608
All other countries	140,154	99,653
Total non-current assets	1,392,407	1,501,694